Fees Summary	Feb. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,108,500.00
Previously Paid Amount	0.00
Total Fee Amount	981.68
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 981.68
Narrative - Max Aggregate Offering Price	$ 7,108,500.00
Final Prospectus	true